Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
26. Commitments and
Contingencies
Agreement to Acquire Paradigm
—On March 8, 2019, pursuant to the Master Transaction Agreement, the Company acquired Paradigm in a cash
and stock transaction valued at up to $300,000, consisting of $150,000 on March 8, 2019, plus potential future milestone payments. Established in 2005, Paradigm’s primary product is the coflex
®
Interlaminar Stabilization
®
device, a differentiated and minimally invasive motion preserving stabilization implant that is FDA premarket approved for the treatment of moderate to severe lumbar spinal stenosis in conjunction with decompression.
Under the terms of the agreement, the Company paid $100,000 in cash and issued 10,729,614 shares of the Company’s common stock. The shares of Company common stock issued on March 8, 2019, were valued based on the volume weighted average closing trading price for the five trading days prior to the date of execution of the definitive agreement, representing $50,000 of value. In addition, the Company may be required to pay up to an additional $150,000 in a combination of cash and Company common stock based on a revenue earnout consideration. Based on a probability weighted model, the Company estimates a contingent liability related to the revenue based earnout of zero.
Acquisition of Zyga
—On January 4, 2018, the Company acquired Zyga, a leading spine-focused medical device company that develops and produces innovative minimally invasive devices to treat underserved conditions of the lumbar spine. Zyga’s primary product is the SImmetry
®
Sacroiliac Joint Fusion System. Under the terms of the merger agreement dated January 4, 2018, the Company acquired Zyga for $21,000 in consideration paid at closing (consisting of borrowings of $18,000 on its revolving credit facility and $3,000 cash on hand), $1,000 contingent upon the successful achievement of a clinical milestone, and a revenue based earnout consideration of up to an additional $35,000. Based on a probability weighted model, the Company estimates a contingent liability related to the clinical and revenue milestones of $1,130.
Distribution Agreement with A&E
—On August 3, 2017, the Company completed the sale of substantially all of the assets related to its CT Business to A&E pursuant to an Asset Purchase Agreement between the Company and A&E (the “Asset Purchase Agreement”). The total cash consideration received by the Company under the Asset Purchase Agreement was composed of $54,000. $3,000 of which was held in escrow (the “Escrow Amount”) to satisfy possible indemnification obligations, of which there were none. As such, the Company earned and received the $3,000 cash consideration in the third quarter of 2018. An additional $5,000 in contingent cash consideration is earned if A&E reaches certain revenue milestones (the “Contingent Consideration”). The Company also earned and received an additional $1,000 in consideration for successfully obtaining certain FDA regulatory clearance. As a part of the transaction, the Company also entered into a multi-year Contract Manufacturing Agreement with A&E (the “Contract Manufacturing Agreement”). Under the Contract Manufacturing Agreement, the Company agreed to continue to support the CT Business by manufacturing existing products and engineering, developing, and manufacturing
potential future products for A&E. The Company elected to account for the Contingent Consideration arrangement including the Escrow Amount, as a gain contingency in accordance with ASC 450. As such, the Contingent Consideration and Escrow Amount were excluded in measuring the fair value of the consideration to be received in connection with the transaction
.
 This distribution agreement is related to the OEM Businesses and thus relates to the discontinued operations.
Distribution Agreement with Medtronic
—On October 12, 2013, the Company entered into a replacement distribution agreement with Medtronic, plc. (“Medtronic”), pursuant to which Medtronic will distribute certain allograft implants for use in spinal, general orthopedic and trauma surgery. Under the terms of this distribution agreement, Medtronic will be a non-exclusive
distributor except for certain specified implants for which Medtronic will be the exclusive distributor. Medtronic will maintain its exclusivity with respect to these specified implants unless the cumulative fees received by us from Medtronic for these specified implants decline by a certain amount during any trailing
12-month
period. The initial term of this distribution

agreement was to have been through December 31, 2017. The term automatically renews for successive five-year periods, unless either party provides written notice of its intent not to renew at least one year prior to the expiration of the initial term or the applicable renewal period. Neither party provided notice of non-renewal
on or before December 31, 2016, thereby triggering the five-year automatic renewal period upon the expiration of the initial term. The distribution agreement will therefore continue at least through December 31, 2022. This distribution agreement is related to the OEM Businesses and thus relates to the discontinued operations.
Distribution Agreement with Zimmer Dental Inc.
—On September 3, 2010, the Company entered into an exclusive distribution agreement with Zimmer Dental, Inc. (“Zimmer Dental”), a subsidiary of Zimmer, with an effective date of September 30, 2010, as amended from time to time. The Agreement was assigned to Biomet 3i, LLC (“Biomet”), an affiliate of Zimmer Dental, on January 1, 2016. The Agreement has an initial term of ten years. Under the terms of this distribution agreement, the Company agreed to supply sterilized allograft and xenograft implants at an agreed upon transfer price, and Biomet agreed to be the exclusive distributor of the implants for dental and oral applications worldwide (except Ukraine), subject to certain Company obligations under an existing distribution agreement with a third party with respect to certain implants for the dental market. In consideration for Biomet’s exclusive distribution rights, Biomet agreed to the following: 1) payment to the Company of $13,000 within ten days of the effective date (the “Upfront Payment”); 2) annual exclusivity fees (“Annual Exclusivity Fees”) paid annually as long as Biomet maintains exclusivity for the term of the contract to be paid at the beginning of each calendar year; and 3) annual purchase minimums to maintain exclusivity. Upon occurrence of an event that materially and adversely affects Biomet’s ability to distribute the implants, Biomet may be entitled to certain refund rights with respect to the then current Annual Exclusivity Fee, where such refund would be in an amount limited by a formula specified in this agreement that is based substantially on the occurrence’s effect on Biomet’s revenues. The Upfront Payment, the Annual Exclusivity Fees and the fees associated with distributions of processed tissue are considered to be a single performance obligation. Accordingly, the Upfront Payment and the Annual Exclusivity Fees are deferred as received and are being recognized as other revenues over the term of this distribution agreement based on the expected contractual annual purchase minimums relative to the total contractual minimum purchase requirements in this distribution agreement. Additionally, the Company considered the potential impact of this distribution agreement’s contractual refund provisions and does not expect these provisions to impact future expected revenue related to this distribution agreement.
The Company’s aforementioned revenue recognition methods related to the Zimmer distribution agreements do not result in the deferral of revenue less than amounts that would be refundable in the event the agreements were to be terminated in future periods. Additionally, the Company evaluates the appropriateness of the aforementioned revenue recognition methods on an ongoing basis.

This distribution agreement is related to the OEM Businesses and thus relates to the discontinued operations.